Condensed consolidated statement of comprehensive income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Condensed consolidated statement of comprehensive income
Product Sales	$ 13,795	$ 12,452	$ 26,670	$ 24,629
Alliance revenue	654	482	1,293	939
Product Revenue	14,449	12,934	27,963	25,568
Collaboration Revenue	8	4	82	49
Total Revenue	14,457	12,938	28,045	25,617
Cost of sales	(2,473)	(2,183)	(4,714)	(4,401)
Gross profit	11,984	10,755	23,331	21,216
Distribution expense	(143)	(132)	(278)	(267)
Research and development expense	(3,548)	(3,008)	(6,707)	(5,791)
Selling, general and administrative expense	(4,864)	(4,929)	(9,356)	(9,424)
Other operating income and expense	79	60	192	127
Operating profit	3,508	2,746	7,182	5,861
Finance income	68	100	149	211
Finance expense	(439)	(443)	(785)	(856)
Share of after tax losses in associates and joint ventures	(10)	(6)	(17)	(19)
Profit before tax	3,127	2,397	6,529	5,197
Taxation	(679)	(469)	(1,160)	(1,089)
Profit for the period	2,448	1,928	5,369	4,108
Other comprehensive income:
Remeasurement of the defined benefit pension liability	(81)	(43)	(30)	101
Net (losses)/gains on equity investments measured at fair value through other comprehensive income	(67)	54	(125)	89
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss		12		12
Tax on items that will not be reclassified to profit or loss	14	12	(3)	(27)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(134)	35	(158)	175
Foreign exchange arising on consolidation	1,312	(39)	2,464	(554)
Foreign exchange arising on designated liabilities in net investment hedges	(43)	2	10	(96)
Fair value movements on cash flow hedges	201	(52)	273	(138)
Fair value movements on cash flow hedges transferred to profit and loss	(213)	32	(315)	102
Fair value movements on derivatives designated in net investment hedges	(10)	23	(20)	45
Gains/(costs) of hedging	18	(1)	10	14
Tax on items that may be reclassified subsequently to profit or loss	(22)	3	(52)	38
Total other comprehensive income that may be reclassified subsequently to profit or loss, net of tax	1,243	(32)	2,370	(589)
Other comprehensive income/(expense), net of tax	1,109	3	2,212	(414)
Total comprehensive income for the period	3,557	1,931	7,581	3,694
Profit attributable to:
Owners of the Parent	2,450	1,927	5,366	4,106
Non-controlling interests	(2)	1	3	2
Profit for the period	2,448	1,928	5,369	4,108
Total comprehensive income attributable to:
Owners of the Parent	3,556	1,930	7,574	3,692
Non-controlling interests	1	1	7	2
Total comprehensive income for the period	$ 3,557	$ 1,931	$ 7,581	$ 3,694
Earnings per share [abstract]
Basic earnings per $0.25 Ordinary Share	$ 1.58	$ 1.24	$ 3.46	$ 2.65
Diluted earnings per $0.25 Ordinary Share	$ 1.57	$ 1.24	$ 3.44	$ 2.63
Diluted weighted average number of Ordinary Shares in issue (millions)	1,559	1,560	1,560	1,560
Weighted average number of Ordinary Shares in issue (millions)	1,550	1,550	1,550	1,549